Marketable Securities and Other Investments	12 Months Ended
Mar. 31, 2011
Marketable Securities and Other Investments
Marketable Securities and Other Investments

7.    Marketable securities and other investments:

Marketable securities and other investments include available-for-sale securities composed of equity securities and debt securities and held-to-maturity debt securities. The aggregate carrying amounts, gross unrealized holding gains, gross unrealized holding losses and fair value of available-for-sale and held-to-maturity securities at March 31, 2010 and 2011 are as follows:

	March 31, 2010
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
	Millions of yen
Available-for-sale:
Equity securities	¥152,503	¥51,507	¥6,741	¥197,269
Debt securities	18,288	218	473	18,033
Held-to-maturity:
Commercial paper*	39,990	—	—	39,990
Other debt securities	11,610	195	2	11,803

Total	¥222,391	¥51,920	¥7,216	¥267,095

*	Commercial paper are "Cash and cash equivalents" totaling ¥20,000 million and "Short-term investments" totaling ¥19,990 million.

	March 31, 2011
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
	Millions of yen
Available-for-sale:
Equity securities	¥136,722	¥43,094	¥3,303	¥176,513
Debt securities	32,318	320	1,022	31,616
Held-to-maturity:
Commercial paper*	259,972	—	—	259,972
Other debt securities	7,804	25	2	7,827

Total	¥436,816	¥43,439	¥4,327	¥475,928

*	Commercial paper are "Cash and cash equivalents" totaling ¥199,977 million and "Short-term investments" totaling ¥59,995 million.

Gross unrealized holding losses and the fair value of available-for-sale securities and held-to-maturity securities and securities accounted for under the cost method which are evaluated for impairment, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2010 and 2011 are as follows:

	March 31, 2010
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
	Millions of yen
Available-for-sale:
Equity securities	¥19,234	¥2,598	¥32,983	¥4,143
Debt securities	1,839	21	6,174	452
Held-to-maturity:
Debt securities	98	2	—	—
Cost method investments:	2,356	895	9,171	3,763

	March 31, 2011
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
	Millions of yen
Available-for-sale:
Equity securities	¥7,191	¥1,340	¥11,663	¥1,963
Debt securities	9,234	532	6,544	490
Held-to-maturity:
Debt securities	1,104	2	—	—
Cost method investments:	2,875	238	11,374	3,462

In the ordinary course of business, NTT maintains long-term investment equity securities accounted for under the cost method, which are included in "Marketable securities and other investments." The total carrying amounts of those securities were ¥76,908 million and ¥68,325 million at March 31, 2010 and 2011, respectively. NTT did not evaluate fair values of investment securities with an aggregate carrying amount of ¥44,268 million and ¥37,220 million of these securities for impairment at March 31, 2010 and 2011, respectively, because there are no events or changes in circumstances that have material effects on the fair value or it is not practicable to measure these effects.

Proceeds, gross realized gains and losses from sales of available-for-sale securities for each of the three years in the period ended March 31, 2011 are as follows:

	March 31, 2009	March 31, 2010	March 31, 2011
	Millions of yen
Proceeds	¥3,210	¥77,153	¥15,749
Gross realized gain	1,149	6,623	3,248
Gross realized loss	286	5,027	401

The amounts of net income (loss) reclassified out of accumulated other comprehensive income (loss) for the fiscal years ended March 31, 2009, 2010 and 2011 were ¥(6,531) million, ¥(2,005) million and ¥(4,511) million, respectively.

Maturities of debt securities classified as held-to-maturity at March 31, 2010 and 2011 are as follows.

	2010		2011
	Carrying Amount	Fair value	Carrying Amount	Fair value
	Millions of yen
Due within 1 year	¥40,990	¥40,993	¥265,682	¥265,691
Due after 1 year through 5 years	9,924	10,102	1,131	1,129
Due after 5 years through 10 years	550	564	963	979
Due after 10 years	136	134	—	—

Total	¥51,600	¥51,793	¥267,776	¥267,799

NTT DOCOMO held approximately 11% of the outstanding common shares of KT Freetel Co., Ltd. ("KTF") as of March 31, 2009 with the initial acquisition cost of ¥65,602 million. On January 20, 2009, NTT DOCOMO agreed with KT Corporation ("KT") that NTT DOCOMO would exchange 40% of its KTF shareholding for KT common shares and the remaining 60% for KT exchangeable bonds in connection with the proposed merger between KT and KTF. Therefore, NTT determined that the decline in value of KTF shares was other than temporary and recognized ¥26,313 million of impairment loss on the investment in KTF shares based on its fair value as of March 31, 2009. The loss is recorded in other income (expense) under the line item "Other, net" in the consolidated statement of income and comprehensive income for the year ended March 31, 2009.

The exchange of KTF shares for KT exchangeable bonds and for KT common shares was carried out on May 27, 2009 and June 1, 2009, respectively. KT exchangeable bonds were acquired for ¥20,821 million and NTT recognized ¥2,753 million of realized loss. KT common shares were acquired for ¥15,023 million and NTT recognized ¥692 million of realized loss. The exchange of KT exchangeable bonds for KT ADRs was carried out on December 14, 2009. KT ADRs were acquired for ¥26,326 million and NTT recognized ¥5,477 million of realized gain. These amounts are included in the table of proceeds and gross realized gains (losses) from the sale of available-for-sale securities for the year ended March 31, 2010 which is presented above.